Events occurring after the reporting period	6 Months Ended
Jun. 30, 2026
Disclosure of events after reporting period [abstract]
Events occurring after the reporting period

18. Events occurring after the interim reporting period

In collaboration, Moderna and Immatics discovered a cancer antigen therapeutic candidate under the Database Program, incorporating targets identified using Immatics’ target discovery and validation platform and its bioinformatics and AI platform. The first patient in the clinical trial sponsored by Moderna was dosed in July, 2026, which marked a key clinical milestone and triggered a milestone payment to Immatics.

The Company evaluated subsequent events for recognition or disclosure through August 18, 2026 and did not identify additional material subsequent events.